Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000141687
Shareholder Report [Line Items]
Fund Name	Retirement 2060 Fund
Class Name	Investor Class
Trading Symbol	TRRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2060 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2060 Fund - Investor Class	$72	0.64%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,406	10,445	10,396
2016	10,426	10,693	10,464
2017	11,161	11,520	11,193
2017	11,765	11,769	11,623
2017	12,192	12,123	11,960
2017	12,849	13,074	12,750
2018	13,115	13,389	12,964
2018	13,104	13,542	13,044
2018	13,479	14,577	13,526
2018	12,772	13,797	12,775
2019	13,243	14,065	13,110
2019	13,108	13,880	12,902
2019	13,774	14,768	13,458
2019	14,531	15,934	14,379
2020	13,901	15,036	13,537
2020	13,901	15,471	13,482
2020	15,823	17,935	15,170
2020	16,967	18,966	16,164
2021	18,391	20,347	17,338
2021	19,828	22,264	18,796
2021	20,661	23,861	19,470
2021	20,202	23,961	19,143
2022	19,203	22,849	18,618
2022	17,881	21,444	17,642
2022	16,924	20,692	16,712
2022	17,591	21,373	17,338
2023	17,504	21,004	17,467
2023	17,930	21,880	17,781
2023	19,141	23,745	18,877
2023	19,314	24,067	19,049
2024	21,248	27,012	20,805
2024	22,114	27,916	21,531
2024	23,324	29,953	22,857
2024	24,149	32,367	23,585
2025	23,939	31,748	23,491
2025	24,261	31,578	24,023
2025	26,066	34,698	25,955
2025	27,395	36,765	27,268
2026	29,342	37,150	28,908
2026	30,679	40,876	30,702

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2060 Fund (Investor Class)	26.46%	9.12%	11.86%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2060 Index (Strategy Benchmark)	27.80	10.31	11.87

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 7,170,732,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 34,421,000
InvestmentCompanyPortfolioTurnover	23.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$7,170,732 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Equity Funds	68.6%
International Equity Funds	29.2
Domestic Bond Funds	1.4
International Bond Funds	0.3
Short-Term and Other	0.5

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	16.9%
T. Rowe Price Value Fund	16.2
T. Rowe Price U.S. Large-Cap Core Fund	9.1
T. Rowe Price Equity Index 500 Fund	8.9
T. Rowe Price International Value Equity Fund	8.3
T. Rowe Price Overseas Stock Fund	7.6
T. Rowe Price International Stock Fund	6.7
T. Rowe Price Real Assets Fund	5.9
T. Rowe Price Emerging Markets Discovery Stock Fund	3.4
T. Rowe Price Emerging Markets Stock Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000141688
Shareholder Report [Line Items]
Fund Name	Retirement 2060 Fund
Class Name	Advisor Class
Trading Symbol	TRRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2060 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2060 Fund - Advisor Class	$101	0.89%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,407	10,445	10,396
2016	10,418	10,693	10,464
2017	11,154	11,520	11,193
2017	11,739	11,769	11,623
2017	12,167	12,123	11,960
2017	12,814	13,074	12,750
2018	13,070	13,389	12,964
2018	13,049	13,542	13,044
2018	13,424	14,577	13,526
2018	12,705	13,797	12,775
2019	13,164	14,065	13,110
2019	13,028	13,880	12,902
2019	13,672	14,768	13,458
2019	14,428	15,934	14,379
2020	13,790	15,036	13,537
2020	13,778	15,471	13,482
2020	15,670	17,935	15,170
2020	16,799	18,966	16,164
2021	18,194	20,347	17,338
2021	19,601	22,264	18,796
2021	20,407	23,861	19,470
2021	19,950	23,961	19,143
2022	18,939	22,849	18,618
2022	17,625	21,444	17,642
2022	16,673	20,692	16,712
2022	17,324	21,373	17,338
2023	17,221	21,004	17,467
2023	17,631	21,880	17,781
2023	18,806	23,745	18,877
2023	18,978	24,067	19,049
2024	20,860	27,012	20,805
2024	21,691	27,916	21,531
2024	22,876	29,953	22,857
2024	23,666	32,367	23,585
2025	23,453	31,748	23,491
2025	23,743	31,578	24,023
2025	25,487	34,698	25,955
2025	26,787	36,765	27,268
2026	28,661	37,150	28,908
2026	29,938	40,876	30,702

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2060 Fund (Advisor Class)	26.09%	8.84%	11.59%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2060 Index (Strategy Benchmark)	27.80	10.31	11.87

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 7,170,732,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 34,421,000
InvestmentCompanyPortfolioTurnover	23.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$7,170,732 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Equity Funds	68.6%
International Equity Funds	29.2
Domestic Bond Funds	1.4
International Bond Funds	0.3
Short-Term and Other	0.5

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	16.9%
T. Rowe Price Value Fund	16.2
T. Rowe Price U.S. Large-Cap Core Fund	9.1
T. Rowe Price Equity Index 500 Fund	8.9
T. Rowe Price International Value Equity Fund	8.3
T. Rowe Price Overseas Stock Fund	7.6
T. Rowe Price International Stock Fund	6.7
T. Rowe Price Real Assets Fund	5.9
T. Rowe Price Emerging Markets Discovery Stock Fund	3.4
T. Rowe Price Emerging Markets Stock Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000141689
Shareholder Report [Line Items]
Fund Name	Retirement 2060 Fund
Class Name	R Class
Trading Symbol	TRRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2060 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2060 Fund - R Class	$129	1.14%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	R Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,409	10,445	10,396
2016	10,409	10,693	10,464
2017	11,126	11,520	11,193
2017	11,712	11,769	11,623
2017	12,120	12,123	11,960
2017	12,769	13,074	12,750
2018	13,004	13,389	12,964
2018	12,982	13,542	13,044
2018	13,347	14,577	13,526
2018	12,629	13,797	12,775
2019	13,072	14,065	13,110
2019	12,925	13,880	12,902
2019	13,567	14,768	13,458
2019	14,299	15,934	14,379
2020	13,664	15,036	13,537
2020	13,640	15,471	13,482
2020	15,502	17,935	15,170
2020	16,602	18,966	16,164
2021	17,967	20,347	17,338
2021	19,355	22,264	18,796
2021	20,144	23,861	19,470
2021	19,678	23,961	19,143
2022	18,665	22,849	18,618
2022	17,359	21,444	17,642
2022	16,414	20,692	16,712
2022	17,048	21,373	17,338
2023	16,933	21,004	17,467
2023	17,326	21,880	17,781
2023	18,465	23,745	18,877
2023	18,622	24,067	19,049
2024	20,459	27,012	20,805
2024	21,255	27,916	21,531
2024	22,401	29,953	22,857
2024	23,156	32,367	23,585
2025	22,934	31,748	23,491
2025	23,207	31,578	24,023
2025	24,902	34,698	25,955
2025	26,146	36,765	27,268
2026	27,958	37,150	28,908
2026	29,204	40,876	30,702

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2060 Fund (R Class)	25.84%	8.58%	11.31%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2060 Index (Strategy Benchmark)	27.80	10.31	11.87

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 7,170,732,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 34,421,000
InvestmentCompanyPortfolioTurnover	23.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$7,170,732 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Equity Funds	68.6%
International Equity Funds	29.2
Domestic Bond Funds	1.4
International Bond Funds	0.3
Short-Term and Other	0.5

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	16.9%
T. Rowe Price Value Fund	16.2
T. Rowe Price U.S. Large-Cap Core Fund	9.1
T. Rowe Price Equity Index 500 Fund	8.9
T. Rowe Price International Value Equity Fund	8.3
T. Rowe Price Overseas Stock Fund	7.6
T. Rowe Price International Stock Fund	6.7
T. Rowe Price Real Assets Fund	5.9
T. Rowe Price Emerging Markets Discovery Stock Fund	3.4
T. Rowe Price Emerging Markets Stock Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000244831
Shareholder Report [Line Items]
Fund Name	Retirement 2060 Fund
Class Name	I Class
Trading Symbol	TRLNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2060 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2060 Fund - I Class	$52	0.46%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
11/13/23	500,000	500,000	500,000
11/30/23	520,072	520,373	520,694
2/29/24	573,003	584,038	568,698
5/31/24	596,709	603,581	588,535
8/31/24	629,674	647,631	624,786
11/30/24	652,268	699,825	644,683
2/28/25	646,973	686,440	642,117
5/31/25	655,660	682,760	656,667
8/31/25	704,759	750,215	709,454
11/30/25	741,394	794,917	745,371
2/28/26	793,956	803,247	790,176
5/31/26	830,509	883,801	839,231

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception 11/13/23
Retirement 2060 Fund (I Class)	26.67%	22.05%
Russell 3000 Index (Regulatory Benchmark)	29.45	25.07
S&P Target Date 2060 Index (Strategy Benchmark)	27.80	22.55

Performance Inception Date	Nov. 13, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 7,170,732,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 34,421,000
InvestmentCompanyPortfolioTurnover	23.60%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$7,170,732 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Equity Funds	68.6%
International Equity Funds	29.2
Domestic Bond Funds	1.4
International Bond Funds	0.3
Short-Term and Other	0.5

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	16.9%
T. Rowe Price Value Fund	16.2
T. Rowe Price U.S. Large-Cap Core Fund	9.1
T. Rowe Price Equity Index 500 Fund	8.9
T. Rowe Price International Value Equity Fund	8.3
T. Rowe Price Overseas Stock Fund	7.6
T. Rowe Price International Stock Fund	6.7
T. Rowe Price Real Assets Fund	5.9
T. Rowe Price Emerging Markets Discovery Stock Fund	3.4
T. Rowe Price Emerging Markets Stock Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless